Note 11 - Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Equity [Text Block]

NOTE 11: EQUITY

a.	Shares

On February 13, 2025, convertible promissory note (Note 8) was converted to 800,000 shares of common stock at the conversion price of $3.00 per share. Transaction costs incurred of $39 relating to the exercise of the conversion option are offset within additional paid-in capital.

On March 28, 2025, the Company entered into a private placement transaction (the "PIPE 2025"), pursuant to which the Company agreed to issue and sell (i) 547,737 shares of common stock and (ii) warrants (the "PIPE 2025 warrants") to purchase up to 547,737 shares of common stock, at a combined purchase price of $3.00 per unit. Each warrant entitles the purchasers to acquire one share of common stock at a price of $4.00 per share for a period of three years from the date of issue. The Company issued broker warrants to purchase up to 25,958 shares of common stock to the associated broker in connection with the offering. The aggregate gross proceeds from the PIPE 2025 were $1,643. The Company incurred $179 of costs associated with the issuance. The PIPE 2025 warrants and related broker warrants are equity classified instruments and are recorded as equity.

During the three months ended March 31, 2025, certain warrant holders exercised their warrants (Note 11.b) and penny warrants (Note 11.c) to purchase 2,186,595 shares of common stock for proceeds of $8,828 for the Company.

b.	Warrants

The following table summarizes the Company’s warrant activity for the three months ended March 31, 2025:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2025	1,971,216	$11.54	4.30
PIPE 2025 warrants	547,737	4.00
PIPE 2025 broker warrants	25,958	3.80
Exercised	(1,623,530)	5.43
Outstanding warrants, March 31, 2025	921,381	$17.60	2.36

During the three months ended March 31, 2025, the Company entered into a warrant inducement agreement (the "Inducement Agreement") with holders ("PIPE 2024 warrant holders") of the Company's existing warrants ("PIPE 2024 warrants"). Pursuant to the Inducement Agreement, PIPE 2024 warrant holders agreed to exercise for cash PIPE 2024 warrants to purchase up to 823,529 shares of common stock at an exercise price of $6.83. On February 12, 2025, PIPE 2024 warrants were exercised in full for cash proceeds of $5,625. The Company recorded a deemed dividend of $4,410 in relation to the Inducement Agreement as it is considered an inducement offer to exercise the PIPE 2024 warrants. The Company recognized a corresponding liability of $4,410 for the shares to be issued. The fair value of a deemed dividend is estimated based on the fair value of the underlying share of common stock on the warrant exercise date. On April 28, 2025, the Company issued 340,000 shares of its common stock pursuant to the Inducement Agreement.

Further, the Company received proceeds of $3,200 from the exercise of Convertible Promissory Note Warrants (Note 8).

c.	Warrants exercisable for little or no consideration

Warrants exercisable for little or no consideration are fully vested warrants that allow the holders to acquire a specified number of the issuer’s shares at a nominal exercise price. The following table summarizes the Company’s penny warrant activity for the three months ended March 31, 2025:

	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2025	699,546	3.22
Exercised	(563,065)
Outstanding warrants, March 31, 2025	136,481	3.17

d.	Employees stock option plan

A summary of option activity under the Company's equity incentive plan as of March 31, 2025, and changes during the three-month period ended, is presented below.

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding Options, December 31, 2024	470,061	$9.64	3.97	$-
Granted	15,000	3.12
Forfeited or expired	(8,320)	(5.18)
Outstanding Options, March 31, 2025	476,741	$9.51	3.72	$12

The share-based compensation expense related to options for the three months ended March 31, 2025, and 2024, was $86 and $59, respectively. The fair value of options granted for the three months ended March 31, 2025, and 2024, was $34 and $nil, respectively.

The fair value of each option award is estimated on the date of grant using a Black Scholes pricing option valuation model that uses the assumptions noted in the following table.

	2025	2024
Risk free rate	3.98%	-
Dividend yield	0%	-
Expected volatility	93.18%	-
Expected term (in years)	3.12	-

A summary of the Company’s nonvested options as of March 31, 2025, and changes during the three-month period ended, is presented below.

	Number of Stock Options	Weighted Average Grant-Date Fair Value
Non-Vested Options, December 31, 2024	206,427	$4.56
Options granted	15,000	2.28
Options vested	(28,205)	4.63
Options forfeited	(7,164)	5.11
Non-Vested Options, March 31, 2025	186,058	$4.34

As of March 31, 2025, there was $225 of total unrecognized compensation cost related to nonvested options granted. That cost is expected to be recognized over a period of 2.50 years.

e.	Restricted share units (“RSUs”)

On March 10, 2025, the Company granted 10,000 RSUs to certain management and directors. RSUs shall vest in eight equal instalments at each quarter over a period of two years.

A summary of RSU activity under the Company's equity incentive plan as of March 31, 2025, and changes during the period then ended is presented below.

	Number of Stock RSUs	Aggregate Intrinsic Value
Outstanding, December 31, 2024	-	$-
RSUs granted	10,000
Outstanding, March 31, 2025	10,000	$39

The share-based compensation expense related to RSUs for the three months ended March 31, 2025, and 2024 was $1 and $nil, respectively. The fair value of RSUs granted for the three months ended March 31, 2025, and 2024, was $31 and $nil, respectively.

The fair value of each RSU is estimated based on grant-date fair value of the underlying share of common stock.

A summary of the Company’s nonvested RSUs as of March 31, 2025, and changes during the three months period ended, is presented below.

	Number of Stock RSUs	Weighted Average Grant-Date Fair Value
Non-Vested RSUs, December 31, 2024	-	$-
RSUs granted	10,000	3.12
Non-Vested RSUs, March 31, 2025	10,000	$3.12

As of March 31, 2025, there was $30 of total unrecognized compensation cost related to nonvested RSUs granted. That cost is expected to be recognized over a weighted-average period of 1.94 years.

f.	Deferred stock units ("DSUs")

On March 10, 2025, the Company granted 66,668 DSUs to certain management and directors. An aggregate of 33,332 DSUs vested on the date of the grant, with the remaining DSUs vesting in equal instalments each quarter over a period of two quarters.

A summary of DSU activity under the Company's equity incentive plan as of March 31, 2025, and changes during the period then ended is presented below.

	Number of Stock DSUs	Aggregate Intrinsic Value
Outstanding, December 31, 2024	-	$-
DSUs granted	66,668
Outstanding, March 31, 2025	66,668	$262

The share-based compensation expense related to DSUs for the three months ended March 31, 2025, and 2024 was $117 and $nil, respectively. The fair value of DSUs granted for the three months ended March 31, 2025, and 2024, was $209 and $nil, respectively.

The fair value of each DSU is estimated based on grant-date fair value of the underlying share of common stock.

A summary of the Company’s nonvested DSUs as of March 31, 2025, and changes during the three months period ended, is presented below.

	Number of Stock DSUs	Weighted Average Grant-Date Fair Value
Non-Vested DSUs, December 31, 2024	-	$-
DSUs granted	66,668	3.12
DSUs vested	(33,332)	(3.12)
Non-Vested DSUs, March 31, 2025	33,336	$3.12

As of March 31, 2025, there was $92 of total unrecognized compensation cost related to nonvested DSUs granted. That cost is expected to be recognized over a weighted-average period of 0.45 years.

NOTE 12: EQUITY

a.	Shares

On February 16, 2023, the Company sold 3,383,784 shares of common stock at a price per share of $0.0041. The Company received aggregate gross proceeds from the offering of $133.

On February 23, 2023, the Company offered up to 1,123,110 shares of Series B Preferred Stock (the “Series B Preferred Stock”) at $1.78 per share. On March 15, 2023, the Company increased the offering to up to 1,516,199 shares of Series B Preferred Stock, with the increase being subsequently approved by the board of directors on November 15, 2023. As of December 31, 2023, the Company received aggregate gross proceeds from the offering of $2,700. The Company incurred $92 of costs associated with the issuance. Series B Preferred Stock issued are equity classified instruments and are recorded as equity. As of December 31, 2023, 1,516,199 Series B Preferred Stock were subscribed and issued.

As of December 31, 2023, the mandatory conversion feature of the Series B Preferred Stock was triggered, as the proceeds from the Series C Offering exceeded $1,000. As per the terms of Series B Preferred Stock, all preferred shares were converted into one share of common stock. During the year ended December 31, 2024, 1,516,199 of shares of Series B Preferred Stock converted into 1,516,199 shares of common stock.

On May 1, 2023, the Company granted 29,636 shares of common stock to a related party as a payment for consulting services provided. The shares awarded are under the scope of ASC 718 and were accounted for as equity-classified awards. The shares were measured at fair value on the grant date at $0.0394 per share.

On August 29, 2023, the Company offered up to 812,500 units (the “Series C Units”), with each Series C Unit consisting of one share of Series C Preferred Stock (the “Series C Preferred Stock”) and one warrant to purchase one share of common stock (the “Series C warrants”), at a combined purchase price of $12.31 per Series C Unit (the “Series C Offering”).

On October 16, 2023, 355 shares of common stock were repurchased for a nominal amount and cancelled by the Company.

During the year ended December 31, 2023, the Company issued 159,966 Series C Units and received aggregate gross proceeds of $1,969. The Company incurred $67 of costs associated with the issuance.

During the year ended December 31, 2024, the Company issued 86,953 Series C Units and received aggregate gross proceeds of $1,070. The Company incurred $125 of costs associated with the issuance and issued broker warrants to purchase up to 4,163 shares of common stock to the associated broker in connection with the Series C Offering. The shares of Series C Preferred Stock issued are equity classified instruments and are recorded as equity. Each Series C Warrant entitles the purchasers to acquire one share of common stock at an exercise price of $24.62 per share for a period of three years from the date of issuance (Note 12.b). The conversion price of the Series C Preferred Stock was amended contemporaneously with the consummation of the Merger. As of August 12, 2024, the mandatory conversion feature of the Series C Preferred Stock was triggered upon the consummation of the Merger. Pursuant to the terms of Series C Preferred Stock, all issued and outstanding shares of the Series C Preferred Stock converted into 596,145 shares of common stock upon consummation of the Merger.

On July 26, 2024, the Company entered into a private placement transaction (the “PIPE”), pursuant to which the Company agreed to issue and sell (i) 319,207 shares of common stock and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 504,324 shares of common stock, and (iii) warrants (the “PIPE Warrants”) to purchase up to 823,529 shares of common stock (as adjusted for the Exchange Ratio). The purchase price of each share of common stock and accompanying PIPE Warrant was $4.25 and the purchase price of each Pre-Funded Warrant and accompanying PIPE Warrant was $4.249. The PIPE closed on August 12, 2024, contemporaneously with the consummation of the Merger. The aggregate gross proceeds from the PIPE were approximately $3,500. The Company incurred $137 of costs associated with the issuance.

On July 27, 2024, the Company entered into four standalone strategic investment agreements. One of the service providers is owned by a director of the Company (Note 14). Pursuant to the strategic investment agreements, the Company agreed to issue 433,360 of shares of common stock. The shares are fully vested upon issuance and have been valued at $2,440. These shares were subject to regulatory lock-up restrictions. Of these shares, 140,749 are subject to a 12-month lock-up restriction and 292,611 shares are subject to a 6-month lock-up restriction. The restriction is a characteristic of the security and, therefore, is considered in the fair value measurements. The shares were measured at fair value, considering the effect of the post-vesting restrictions via accounting for discount for lack of marketability (“DLOM”), determined using the Finnerty model. The shares were issued on August 12, 2024, contemporaneously with the consummation of the Merger. Pursuant to the terms of the strategic investment agreements, the service providers granted the Company $2,925 of service credits to perform business consulting and software development services that are to be consumed in future. Service credits were recognized as prepaid expenses in accordance with ASC 718 (Note 6).

On August 12, 2024, the Company issued 45,344 shares of common stock with the intention to settle accrued liabilities. As the Company did not reach a contractual agreement to settle the outstanding amount, the Company recognized a note receivable as contra-equity in return for shares of common stock issued.

On August 12, 2024, pursuant to the terms of the restricted share units (the “RSUs”), all issued and outstanding RSUs of the Company vested and the Company issued 59,264 shares of common stock and recognized $410 of share-based compensation expense (Note 12.g).

In August 2024, the Company issued 802,142 shares of common stock to WaveDancer’s pre-Merger shareholders (Note 4).

During the year ended December 31, 2024, certain warrant holders exercised their warrants to purchase 638,919 shares of common stock for proceeds of $36 for the Company.

b.	Warrants

The following table summarizes the Company’s warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2023	33,467	$45.43	2.54
Series C Warrants (Note 12.a)	159,966	24.62
Outstanding warrants, December 31, 2023	193,433	$23.46	2.74
Series C Warrants (Note 12.a)	86,820	24.62
Broker warrants for Series C Offering (Note 12.a)	4,163	12.31
PIPE Warrants (Note 12.a)	823,529	6.83
WaveDancer legacy warrants (Note 4)	76,098	94.69
Convertible Promissory Note Warrants (Note 9)	800,000	4.00
Exercised	(12,827)	0.05
Outstanding warrants, December 31, 2024	1,971,216	$11.54	4.30

c.	Warrants exercisable for little or no consideration

Warrants exercisable for little or no consideration are fully vested warrants that allows the holders to acquire a specified number of the issuer’s shares at a nominal exercise price. The following table summarizes the Company’s penny warrant activity for the year ended December 31, 2024:

	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2023	54,708	2.51
Outstanding warrants, December 31, 2023	54,708	1.51
Pre-funded warrants (Note 12.a)	504,324
Series D warrants	92,799
Series A warrants	629,047
Consulting agreement warrants	44,932
Exercised	(626,264)
Outstanding warrants, December 31, 2024	699,546	3.22

On June 15, 2023, the Company granted Series A warrants to purchase up to an aggregate 629,047 shares of common stock to certain investors at a nominal exercise price for a period of five years from the issuance date. The exercisability of the Series A warrants was contingent upon meeting certain market capitalization or occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the Series A warrants became fully vested. The Series A warrants were determined to be an equity instrument. The Company determined the fair value of the Series A warrants to be nominal based on the stock price established at grant date.

On June 7, 2024, the Company issued Series D warrants to purchase up to an aggregate 92,799 shares of common stock to certain investors at a nominal exercise price for a period of five years from the issuance date. The exercisability of the Series D warrants was contingent upon meeting certain market capitalization or the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the Series D warrants became fully vested. The Series D warrants were determined to be an equity instrument. The Company determined the fair value of the Series D warrants of $610 based on a stock price established on the grant date.

d.	Employees stock option plan

In 2010, the Company’s board of directors approved an employee and service provider’s stock option plan. On July 8, 2023, the board of directors approved new equity incentive plan (the “Plan”). The Plan permits the grant of options, share appreciation rights (“SARs”), restricted share units (“RSUs”), deferred share units (“DSUs”) and performance share units (“PSUs”). In respect of options, the aggregate number of shares of common stock issuable under the Plan shall not exceed twelve percent of the issued and outstanding shares of common stock at any point in time. In respect of SARs, RSUs, DSUs and PSUs: (i) the maximum aggregate number of shares of common stock issuable under this Plan in respect of SARs, RSUs, DSUs and PSUs shall not exceed ten percent of the issued and outstanding shares of common stock as of July 8, 2023; (ii) the total number of SARs, RSUs, DSUs and PSUs issuable to any participant under this Plan shall not exceed one percent of the issued and outstanding shares of common stock at the time of the award.

A summary of option activity under the Plan as of December 31, 2024, and changes during the year then ended is presented below.

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-
Options granted	335,728	5.18
WaveDancer options	113,522	82.25
Options expired	(113,522)	82.25
Outstanding Options, December 31, 2024	470,061	$9.64	3.97	$-

The share-based compensation expense related to options for December 31, 2024 and 2023 was $1,574 and $295, respectively. The fair value of options granted for the year ended December 31, 2024 and 2023 was $1,600 and $nil, respectively. The intrinsic value of the options outstanding as of December 31, 2024 and 2023 was $nil.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the following table.

	2024			2023
Risk free rate	3.75%	-	3.82%	4.35%
Dividend yield		0%		0%
Expected volatility	86.50%	-	87.60%	86%
Expected term (in years)	3.91	-	4.93	3

A summary of the Company’s non-vested options as of December 31, 2024, and changes during the year ended December 31, 2024, is presented below.

	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2023	90,988	$4.77
Options granted	335,728	4.77
Options vested	(220,289)	4.97
Non-Vested Options, December 31, 2024	206,427	$4.56

As of December 31, 2024, there was $461 of total unrecognized compensation cost related to nonvested options granted under the Plan.

e.	Management options 2024

On April 2, 2024, the Company issued stock options to its officers to purchase up to an aggregate of 19,344 shares of common stock at an exercise price of $5.18 with a term of five years, where the exercise price is equal to a 25% discount to the issue price of Private Firefly’s equity securities in an initial public offering (an “IPO Transaction”), that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 11,024 shares of common stock shall vest in 36 equal installments at the end of each calendar month over a period of three years beginning March 1, 2024. Options to purchase up to 8,320 shares of common stock shall vest in 36 equal installments at the end of each calendar month over a period of Three years beginning on the date of the Merger. The vesting of management options was contingent upon the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the options were considered granted in accordance with ASC 718. The exercise price was determined to be $5.18 per share. The Company determined the fair value of the options of $99 using the Black-Scholes pricing model. The Company used graded-vesting method for the recognition of share-based compensation related to these management options.

f.	Management options 2023

On July 8, 2023, the Company issued stock options to its employees, officers, directors and consultants to purchase up to an aggregate of 327,421 shares of common stock at an exercise price of $5.18 with a term of five years, where the exercise price is equal to a 25% discount to the issue price of the Company's equity securities in an initial public offering, that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market. Options to purchase up to 37,709 shares of common stock shall vest immediately with the remaining options vesting in 36 equal installments at the end of each calendar month over a period of three years from July 8, 2023. The vesting of management options was contingent upon the occurrence of a liquidity event. Upon the consummation of the Merger on August 12, 2024, the options were considered granted in accordance with ASC 718. The exercise price was determined to be $5.18 per share. 11,037 options were forfeited before the Merger. The Company determined the fair value of the options of $1,501 using the Black-Scholes pricing model. The Company used graded-vesting method for the recognition of share-based compensation related to management options.

g.	Restricted share units (“RSUs”)

On July 8, 2023, the Company granted RSUs to certain management and directors. The vesting of the RSUs was contingent upon a liquidity event that results in the Company’s shares of common stock being listed on the Nasdaq Stock Market or another recognized securities exchange or traded on the over-the-counter market.

Upon the consummation of the Merger on August 12, 2024, RSUs vested and the Company issued 59,264 shares of common stock and recognized $410 of share-based compensation expense.

The following table presents share-based compensation expense by instrument type:

	December 31
	2024	2023
Employees stock options	$1,574	$295
Restricted share units	410	-
Series D warrants	610	-
Total	$2,594	$295